UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Partners LP
Address: c/o East Side Capital Corp
         888 Seventh Avenue, 30th Floor
         New York, NY  10106

13F File Number:  028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Rasiel
Title:     Principal
Phone:     212-320-5716

Signature, Place, and Date of Signing:

  /s/ David Rasiel     New York, NY     February 04, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $1,227,976 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APACHE CORP                    COM              037411105    57011   478164 SH       SOLE                   478164        0        0
CIGNA CORP                     COM              125509109    49341  1345900 SH       SOLE                  1345900        0        0
DOLLAR TREE INC                COM              256746108    16075   286650 SH       SOLE                   286650        0        0
DRESSER-RAND GROUP INC         COM              261608103    39426   925700 SH       SOLE                   925700        0        0
EMPLOYERS HOLDINGS INC         COM              292218104     9273   530500 SH       SOLE                   530500        0        0
FIRST CASH FINL SVCS INC       COM              31942D107    11231   362400 SH       SOLE                   362400        0        0
FISERV INC                     COM              337738108    72409  1236500 SH       SOLE                  1236500        0        0
HERBALIFE LTD                  COM USD SHS      G4412G101   110014  1609100 SH       SOLE                  1609100        0        0
KBR INC                        COM              48242W106   101015  3315219 SH       SOLE                  3315219        0        0
MADISON SQUARE GARDEN INC      CL A             55826P100    51529  1998800 SH       SOLE                  1998800        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    25108   409800 SH       SOLE                   409800        0        0
MICROSOFT CORP                 COM              594918104   125595  4500000 SH       SOLE                  4500000        0        0
NALCO HOLDING COMPANY          COM              62985Q101   112534  3523300 SH       SOLE                  3523300        0        0
OCEANEERING INTL INC           COM              675232102    76840  1043600 SH       SOLE                  1043600        0        0
PALL CORP                      COM              696429307    62853  1267700 SH       SOLE                  1267700        0        0
PRECISION CASTPARTS CORP       COM              740189105   119697   859833 SH       SOLE                   859833        0        0
RAYTHEON CO                    COM NEW          755111507    54450  1175000 SH       SOLE                  1175000        0        0
RLI CORP                       COM              749607107     2513    47800 SH       SOLE                    47800        0        0
SCHLUMBERGER LTD               COM              806857108    47023   563154 SH       SOLE                   563154        0        0
SEACOR HOLDINGS INC            COM              811904101    22179   219400 SH       SOLE                   219400        0        0
STRYKER CORP                   COM              863667101    36489   679500 SH       SOLE                   679500        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108    25371   725100 SH       SOLE                   725100        0        0